As filed with the Securities and Exchange              Registration No. 33-76018
Commission on February 25, 1998                        Registration No. 811-4536

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

--------------------------------------------------------------------------------

                                    FORM S-6
                        POST-EFFECTIVE AMENDMENT NO. 9 TO
                             REGISTRATION STATEMENT
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

--------------------------------------------------------------------------------

       Variable Life Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06l56

        Depositor's Telephone Number, including Area Code: (860) 273-4686

--------------------------------------------------------------------------------


                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06l56
                (Name and Complete Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

         X
       -----       immediately upon filing pursuant to paragraph (b) of Rule 485

       -----       on pursuant to paragraph (b) of Rule 485

       ----- this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             VARIABLE LIFE ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                              Cross Reference Sheet


Form N-8B-2
-----------
 Item No.        Part I  (Prospectus dated May 1, 1997, and as amended by
 --------        --------------------------------------------------------
                 Supplements dated August 21, 1997 and February 25, 1998)
                 --------------------------------------------------------

     1           Cover Page, and as amended; The Separate Account; The Company

     2           Cover Page, and as amended; The Separate Account; The Company

     3           Not Applicable

     4 Cover Page, and as amended; Additional Information - Distribution of the Policies

     5           Cover Page, and as amended; The Separate Account; The Company

     6           The Separate Account; The Company

     7           Not Applicable

     8           Financial Statements, and as supplemented

     9           Additional Information, and as amended - Legal Matters

    10 Charges and Fees, and as amended; Policy Choices, and as amended; Policy Values; Policy Rights; Additional Information, and as amended - Right to Instruct Voting of Fund Shares

    11 Allocation of Premiums, and as amended; Policy Choices, and as amended

    12 Cover Page, and as amended; Allocation of Premiums, and as amended - The Funds

    13 Charges and Fees, and as amended; Additional Information, and as amended - Distribution of the Policies

    14           Policy Summary; Miscellaneous Policy Provisions

    15 Policy Summary; Allocation of Premiums, and as amended; Policy Choices, and as amended - Premium Payments; Policy Values

Form N-8B-2
-----------
 Item No.        Part I  (Prospectus dated May 1, 1997, and as amended by
 --------        --------------------------------------------------------
                 Supplements dated August 21, 1997 and February 25, 1998)
                 --------------------------------------------------------

    16 Policy Summary; Allocation of Premiums, and as amended - The Funds; Policy Values

    17           Policy Rights

    18           Policy Choices, and as amended; Policy Rights - Policy Loans:
                 Preferred and Nonpreferred

    19           Additional Information - Reports to Policy Owners; Records and
                 Accounts

    20           Not Applicable

    21           Policy Rights - Policy Loans:  Preferred and Nonpreferred

    22           Not Applicable

    23           Directors and Officers, and as amended

    24           Not Applicable

    25           The Separate Account; The Company

    26           Charges and Fees, and as amended

    27           The Company

    28           Directors and Officers, and as amended

    29           The Company

    30           Not Applicable

    31           Not Applicable

    32           Not Applicable

    33           Not Applicable

    34           Not Applicable

    35           Additional Information - The Registration Statement

Form N-8B-2
-----------
 Item No.        Part I  (Prospectus dated May 1, 1997, and as amended by
 --------        --------------------------------------------------------
                 Supplements dated August 21, 1997 and February 25, 1998)
                 --------------------------------------------------------

    36           Not Applicable

    37           Not Applicable

    38 Additional Information and as amended - Distribution of the Policies

    39           See Item 25

    40           See Item 26

    41           See Item 27

    42           See Item 28

    43           Financial Statements, and as supplemented

    44           Policy Values; Financial Statements, and as supplemented

    45           Not Applicable

    46           The Separate Account; Policy Values

    47           The Separate Account; Policy Choices, and as amended; Policy
                 Values

    48           Not Applicable

    49           Not Applicable

    50           The Separate Account

    51           Cover Page, and as amended; Policy Choices, and as amended

    52 The Separate Accounts; Charges and Fees, and as amended - Fund Additions, Deletions or Substitutions

    53           Tax Matters

    54           Not Applicable

    55 Illustrations of Death Benefit, Total Account Values and Cash Surrender Values, and as amended

    56           Not Applicable

Form N-8B-2      Part I  (Prospectus dated May 1, 1997, and as amended by
-----------      --------------------------------------------------------
 Item No.        Supplements dated August 21, 1997 and February 25, 1998)
 --------        --------------------------------------------------------

    57           Not Applicable

    58           Not Applicable

    59           Financial Statements, and as supplemented

                                     PART I

The Prospectus is incorporated into Part I of this Post-Effective Amendment No. 9 by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 (File No. 33-76018), as filed electronically on April 22, 1997 (Accession No. 0000950146-97-000628) and by reference to a Supplement dated August 21, 1997 as contained in Post-Effective Amendment No.8 to the Registration Statement on Form S-6 (File No. 33-76018), as filed electronically on August 14, 1997 (Accession No. 0000950146-97-001268).

A Supplement to the Prospectus is included with this amendment.

                   Supplement to Prospectus Dated May 1, 1997
                                 AetnaVest Plus
                    Aetna Life Insurance and Annuity Company
                             Variable Life Account B





     The prospectus dated May 1, 1997 and supplemented on August 21, 1997 is amended as follows:

     Cover:
       The following Funds are added to the list of variable options available through the Separate Account as of March 9, 1998.

             Oppenheimer Global Securities Fund
             Oppenheimer Strategic Bond Fund
             Portfolio Partners, Inc. MFS Value Equity Portfolio
             Portfolio Partners, Inc. T. Rowe Price Growth Equity Portfolio





















                The Date of this Supplement is February 25, 1998

Form No. X.76018-97-1

Prospectus - Page 2
     In the Section Allocation of Premiums, the following Funds are added as of March 9, 1998:

     Oppenheimer Global Securities Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

     Oppenheimer Strategic Bond Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund intends to invest principally in: (i) foreign government and corporate debt securities,
(ii) U.S. Government securities, and (iii) lower-rated high yield domestic debt securities, commonly known as "junk bonds", which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities. These securities may be considered to be speculative.

     Portfolio Partners, Inc.--MFS Value Equity Portfolio seeks capital appreciation by investing primarily in common stocks.

     Portfolio Partners, Inc.--T. Rowe Price Growth Equity Portfolio seeks long-term growth of capital and, secondarily, seeks to increase dividend income by investing primarily in common stocks issued by a diversified group of well-established growth companies.

     OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer Global Securities and Strategic Bond Funds. Aetna Life Insurance and Annuity Company serves as the investment adviser to each Portfolio of Portfolio Partners, Inc. Massachusetts Financial Services Company ("MFS") serves as the subadviser to the MFS Value Equity Portfolio, and T. Rowe Price Associates, Inc. serves as the subadviser to the T. Rowe Price Growth Equity Portfolio.

Prospectus - Page 7
     The table under Charges & Fees--Charges Assessed Against the Underlying Funds is amended by adding the following Funds:


                                                                   Investment
                                                                  Advisory Fees     Other Expenses
                                                                 (after expense     (after expense     Total Annual
                                                                 reimbursement)     reimbursement)     Fund Expenses
Oppenheimer Global Securities Fund ..........................         0.73%               0.08%            0.81%
Oppenheimer Strategic Bond Fund .............................         0.75%               0.10%            0.85%
Portfolio Partners, Inc. MFS Value Equity Portfolio .........         0.65%(2)            0.25%            0.90%(1)
Portfolio Partners, Inc. T. Rowe Price Growth
 Equity Portfolio ...........................................         0.60%               0.15%            0.75%(1)

(1) Each Portfolio's aggregate expenses are limited to the advisory and administrative fees disclosed above through April 30, 1999. Without those limits, the aggregate expenses for the fiscal year ended December 31, 1997 are estimated to be as follows: .90% for the MFS Value Equity Portfolio; and .79% for the T. Rowe Price Growth Equity Portfolio.

(2) The advisory fee is .70% of the first $500 million in assets and .65% on the excess.

Prospectus - Page 21--Directors and Officers
     The list of directors and officers under Directors and Officers is replaced by the following:


Name and Address*             Position with Company                  Business Experience During Past 5 Years
-----------------             ---------------------                  ---------------------------------------
Thomas J. McInerney   Director, President and Chairman,       President (since September 1997), Aetna Life
                      Executive Committee (Principal          Insurance and Annuity Company; President (since
                      Executive Officer)                      September 1997), Aetna Insurance Company of
                                                              America; President (since September 1997), Aetna
                                                              Retirement Holdings, Inc.; President (since August
                                                              1997), Aetna Retirement Services, Inc.; Executive Vice
                                                              President (since August 1997), Aetna Inc.; Vice
                                                              President, Strategy (March 1997 - August 1997), Aetna
                                                              Inc.; Vice President, Strategy, Finance, &
                                                              Administration (July 1995 - April 1996), Aetna Inc.;
                                                              Vice President, Guaranteed Products (November 1992 -
                                                              July 1995), Aetna Inc.

J. Scott Fox          Director and Senior Vice President      Managing Director, Chief Operating Officer, Chief
                                                              Financial Officer (since October 1997), Aeltus
                                                              Investment Management, Inc.; Senior Vice President,
                                                              Operations (since March 1997), Aetna Life Insurance
                                                              and Annuity Company; Managing Director, Chief
                                                              Operating Officer, Chief Financial Officer, Treasurer
                                                              (April 1994 - March 1997), Aeltus Investment
                                                              Management, Inc.; Managing Director and Treasurer
                                                              (March 1987 - September 1993), Equitable Capital
                                                              Management Corporation.

Timothy A. Holt       Director, Senior Vice President and     Senior Vice President, Business Strategy &
                      Chief Financial Officer                 Finance, and Chief Financial Officer (since February
                                                              1996), Aetna Life Insurance and Annuity Company; Vice
                                                              President, Portfolio Management/Investment Group
                                                              (August 1992 - February 1996), Aetna Life and Casualty
                                                              Company.

John Y. Kim           Director and Senior Vice President      President (since December 1995), Aeltus Investment
                                                              Management, Inc.; Chief Investment Officer (since May
                                                              1994), Aetna Services, Inc. (formerly Aetna Life and
                                                              Casualty Company); Managing Director (September 1993 -
                                                              April 1994), Mitchell Hutchins Institutional Investors
                                                              (New York, New York); Vice President and Senior
                                                              Portfolio Manager (October 1991 - August 1993), Aetna
                                                              Services, Inc. (formerly Aetna Life and Casualty
                                                              Company).

Shaun P. Mathews      Director and Senior Vice President      Senior Vice President, Product Management (since
                                                              September 1997), Vice President, Products Group (since
                                                              February 1996 to September 1997), Senior Vice
                                                              President, Strategic Markets and Products (February
                                                              1993 - February 1996), and Senior Vice President,
                                                              Mutual Funds (March 1991 - February 1993), Aetna Life
                                                              Insurance and Annuity Company.

Thomas P. Waldron     Director                                Vice President, Human Resources (since 1995), Aetna
                                                              Inc.; Senior Vice President, Human Resources (1990 to
                                                              1995), Nielson Marketing Research, Chicago, Illinois.

Name and Address*            Position with Company                 Business Experience During Past 5 Years
---------------------- ---------------------------------   ------------------------------------------------------
Kirk P. Wickman        Vice President, General Counsel     Vice President, General Counsel and Corporate
                       and Corporate Secretary             Secretary (since November 1996), Aetna Life Insurance and
                                                           Annuity Company; Vice President and Counsel (June 1992 -
                                                           November 1996), Aetna Life Insurance Company.

Deborah Koltenuk       Vice President and Treasurer,       Vice President, Investment Planning and Financial
                       Corporate Controller                Reporting (April 1996 to July 1996), Aetna Life
                                                           Insurance Company; Vice President and Treasurer,
                                                           Corporate Controller (since March 1996), Aetna Retirement
                                                           Holdings, Inc.; Vice President, Investment Planning and
                                                           Financial Reporting (October 1994 to April 1996), The
                                                           Aetna Casualty and Surety Company and The Standard Fire
                                                           and Insurance Company; Assistant Vice President, Finance
                                                           and Administration (June 1994 to October 1994), Aetna
                                                           Life Insurance Company; Controller (September 1993 to
                                                           June 1994), Aetna Information Technology; Assistant Vice
                                                           President (December 1990 to September 1993), Aetna Life
                                                           and Casualty Company.

Frederick D. Kelsven   Vice President and Chief            Vice President, Chief Compliance Officer (since
                       Compliance Officer                  February 1997), Aetna Life Assignment Company;
                                                           Vice President & Chief Compliance Officer (since November
                                                           1996), Aetna Investment Services, Inc.; Director of
                                                           Compliance (January 1985 to September 1996), Nationwide
                                                           Life Insurance Company.

*The address of all Directors and Officers listed is 151 Farmington Avenue, Hartford, Connecticut. These individuals may also be directors and/or officers of other affiliates of the Company.

Prospectus - Page 25
A new subsection under Additional Information is added as follows:

Year 2000
Aetna Inc. (referred to collectively with its subsidiaries and affiliates as "Aetna"), has developed and is currently executing a plan to make its computer systems and applications accommodate date-sensitive information relating to the Year 2000. The plan covers four stages including (i) inventory, (ii) assessment,
(iii) remediation and (iv) testing and certification. Aetna is currently in the assessment or remediation stages of its plan for the systems and applications related to the Separate Account, including those relating to the Company, and Aeltus Investment Management, Inc., the subadviser to most Aetna affiliated mutual funds. Testing and certification of these systems is targeted for completion by mid 1999. The costs of these efforts will not affect the Separate Account.

The Company, its affiliates and the mutual funds that serve as investment options for the Separate Account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna is currently examining its relationships with third parties as part of its Year 2000 plan. While the Company believes that United States securities industry participants generally are preparing their computer systems and applications to accommodate Year 2000 date-sensitive information, preparation by third parties is outside the Company's control. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the Separate Account, including, without limitation, its operation or the valuation of its assets and units.

Prospectus - Page 31
The fifth paragraph under Illustrations of Death Benefit, Total Account Values and Cash Surrender Values is replaced with the following which supersedes the comparable information contained in the supplement to prospectus dated August 21, 1997.

The investment advisory fees and other Fund expenses vary by fund from 0.35% to 1.00%. A weighted average has been used for the illustrations assuming the Policyowner has invested in the funds as follows: 56% in Aetna Variable Fund; 6% in Aetna Income Shares; 4% in Aetna Variable Encore Fund; 7% in Aetna Investment Advisers Fund; 0% in the Aetna Ascent Variable Portfolio; 0% in the Aetna Crossroads Variable Portfolio; 0% in the Aetna Legacy Variable Portfolio; 0% in the Aetna Variable Index Plus Fund; 4% in the Portfolio Partners MFS Research Growth Portfolio; 5% in the Portfolio Partners MFS Emerging Equities Portfolio; 1% in Fidelity's Contrafund Portfolio; 1% in Fidelity's Equity-Income Portfolio; 3% in Janus Aspen Growth Portfolio; 3% in Janus Aspen Aggressive Growth Portfolio; 4% in Janus Aspen Worldwide Growth Portfolio; 1% in Janus Aspen Balanced Portfolio; 5% in Portfolio Partners Scudder International Growth Portfolio; 0% in the Oppenheimer Global Securities Fund; 0% in the Oppenheimer Strategic Bond Fund; 0% in the Portfolio Partners MFS Value Equity Portfolio; and 0% in the Portfolio Partners T. Rowe Price Growth Equity Portfolio.

                            VARIABLE LIFE ACCOUNT B
                             FINANCIAL STATEMENTS


                                     Index


 Statement of Assets and Liabilities as of September 30, 1997 (unaudited) ................   S-2
 Statements of Operations and Changes in Net Assets for the nine months
   ended September 30, 1997 and September 30, 1996 (unaudited) ...........................   S-4
 Condensed Financial Information for the nine months ended September 30, 1997 (unaudited)    S-5
 Notes to Financial Statements -- September 30, 1997 (unaudited) .........................   S-8

Variable Life Account B

Statement of Assets and Liabilities--September 30, 1997 (Unaudited)

ASSETS:
Investments, at net asset value: (Note 1)
 Aetna Variable Fund; 3,196,319 shares (cost $99,508,839) ............................. $131,027,138
 Aetna Income Shares; 1,442,314 shares (cost $18,506,001) .............................   18,856,596
 Aetna Variable Encore Fund; 1,141,899 shares (cost $15,002,124) ......................   15,053,505
 Aetna Investment Advisers Fund, Inc.; 1,269,183 shares (cost $18,194,063) ............   20,942,265
 Aetna Ascent Variable Portfolio; 105,799 shares (cost $1,377,537) ....................    1,597,706
 Aetna Crossroads Variable Portfolio; 33,041 shares (cost $412,360) ...................      461,347
 Aetna Legacy Variable Portfolio; 47,758 shares (cost $574,815) .......................      603,725
 Aetna Variable Index Plus Portfolio; 61,593 shares (cost $852,252) ...................      875,204
 Alger American Small Capitalization Portfolio; 443,588 shares (cost $19,897,819) .....   20,697,798
 American Century VP Capital Appreciation Fund; 649,356 shares (cost $6,600,874) ......    7,220,836
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio; 552,358 shares (cost $11,584,391) ..........................   13,146,117
  Growth Portfolio; 134,592 shares (cost $4,465,705) ..................................    5,033,748
  Overseas Portfolio; 46,329 shares (cost $848,995) ...................................      953,003
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio; 119,521 shares (cost $1,854,784) ...........................    2,107,161
  Contrafund Portfolio; 872,975 shares (cost $15,798,493) .............................   17,634,099
 Janus Aspen Series:
  Aggressive Growth Portfolio; 500,689 shares (cost $9,126,974) .......................   10,103,908
  Balanced Portfolio; 373,464 shares (cost $5,583,127) ................................    6,434,792
  Growth Portfolio; 545,924 shares (cost $8,679,709) ..................................   10,225,157
  Short-Term Bond Portfolio; 150,415 shares (cost $1,514,462) .........................    1,537,242
  Worldwide Growth Portfolio; 876,969 shares (cost $18,447,152) .......................   21,319,109
 Scudder Variable Life Investment Fund--
  International Portfolio; 943,907 shares (cost $12,021,744) ..........................   14,120,843
                                                                                        ------------
NET ASSETS (cost $270,852,220) ........................................................ $319,951,299
                                                                                        ============
Net assets represented by:
Policyholders' account values: (Notes 1 and 5)
Aetna Variable Fund:
 Policyholders' account values ........................................................ $131,027,138
Aetna Income Shares:
 Policyholders' account values ........................................................   18,856,596
Aetna Variable Encore Fund:
 Policyholders' account values ........................................................   15,053,505
Aetna Investment Advisers Fund, Inc.:
 Policyholders' account values ........................................................   20,942,265
Aetna Ascent Variable Portfolio:
 Policyholders' account values ........................................................    1,597,706

See Notes to Financial Statements

Variable Life Account B

Statement of Assets and Liabilities--September 30, 1997 (unaudited & continued):

Aetna Crossroads Variable Portfolio:
 Policyholders' account values ................................ $    461,347
Aetna Legacy Variable Portfolio:
 Policyholders' account values ................................      603,725
Aetna Variable Index Plus Portfolio:
 Policyholders' account values ................................      875,204
Alger American Small Capitalization Portfolio:
 Policyholders' account values ................................   20,697,798
American Century VP Capital Appreciation Fund:
 Policyholders' account values ................................    7,220,836
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Policyholders' account values ................................   13,146,117
 Growth Portfolio:
 Policyholders' account values ................................    5,033,748
 Overseas Portfolio:
 Policyholders' account values ................................      953,003
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
 Policyholders' account values ................................    2,107,161
 Contrafund Portfolio:
 Policyholders' account values ................................   17,634,099
Janus Aspen Series:
 Aggressive Growth Portfolio:
 Policyholders' account values ................................   10,103,908
 Balanced Portfolio:
 Policyholders' account values ................................    6,434,792
 Growth Portfolio:
 Policyholders' account values ................................   10,225,157
 Short-Term Bond Portfolio:
 Policyholders' account values ................................    1,537,242
 Worldwide Growth Portfolio:
 Policyholders' account values ................................   21,319,109
Scudder Variable Life Investment Fund--International Portfolio:
 Policyholders' account values ................................   14,120,843
                                                                ------------
                                                                $319,951,299
                                                                ============

See Notes to Financial Statements

Variable Life Account B

Statements of Operations and Changes in Net Assets

                                                                           Nine Months Ended   Nine Months Ended
                                                                          September 30, 1997   September 30, 1996
                                                                              (Unaudited)         (Unaudited)
                                                                         -------------------- -------------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends .............................................................    $  11,181,934        $   3,885,187
Expenses: (Notes 2 and 5)
 Valuation Period Deductions ...........................................       (1,872,259)          (1,080,847)
                                                                            -------------        -------------
Net investment income ..................................................        9,309,675            2,804,340
                                                                            -------------        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ...................................................      139,757,147           20,651,970
 Cost of investments sold ..............................................      128,709,226           18,373,466
                                                                            -------------        -------------
  Net realized gain (loss) .............................................       11,047,921            2,278,504
Net unrealized gain (loss) on investments: (Note 5) ....................
 Beginning of period ...................................................       14,132,669            4,391,574
 End of period .........................................................       49,099,079           15,114,855
                                                                            -------------        -------------
  Net change in unrealized gain (loss) .................................       34,966,410           10,723,281
                                                                            -------------        -------------
Net realized and unrealized gain (loss) on investments .................       46,014,331           13,001,785
                                                                            -------------        -------------
Net increase (decrease) in net assets resulting from operations ........       55,324,006           15,806,125
                                                                            -------------        -------------
FROM UNIT TRANSACTIONS:
Variable life premium payments .........................................       84,887,351           79,490,652
Sales and administrative charges deducted by the Company ...............       (2,894,734)          (2,425,262)
Premiums allocated to the fixed account ................................       (2,076,993)          (2,340,043)
                                                                            -------------        -------------
 Net premiums allocated to the variable account ........................       79,915,624           74,725,347
Transfers to the Company for monthly deductions ........................      (15,533,434)         (11,102,414)
Redemptions by contract holders ........................................      (20,908,061)          (2,903,147)
Transfers on account of policy loans ...................................       (2,096,102)          (3,395,109)
Other ..................................................................           75,383              (10,234)
                                                                            -------------        -------------
 Net increase in net assets from unit transactions (Note 5) ............       41,453,410           57,314,443
                                                                            -------------        -------------
Change in net assets ...................................................       96,777,416           73,120,568
NET ASSETS:
Beginning of period ....................................................      223,173,883          126,515,779
                                                                            -------------        -------------
End of period ..........................................................    $ 319,951,299        $ 199,636,347
                                                                            =============        =============

See Notes to Financial Statements

Variable Life Account B

Condensed Financial Information--Nine Months Ended September 30, 1997
(Unaudited)

                                                    Value               Increase
                                                  Per Unit             (Decrease)
                                                                      in Value of         Reserves
                                          Beginning       End of      Accumulation         at End
                                          of Period       Period          Unit            of Period
                                          ---------       ------      ------------        ---------
Aetna Variable Fund:
 Aetna Vest ..........................     $34.932       $45.812         31.15%          $65,467,133
 Aetna Vest II .......................      19.507        25.577         31.12%           20,668,426
 Aetna Vest Plus .....................      16.389        21.489         31.12%           35,633,026
 Aetna Vest Estate Protector .........      11.675        15.326         31.27%              886,387
 Corporate Specialty Market ..........      14.805        19.413         31.12%            8,372,166
Aetna Income Shares:
 Aetna Vest ..........................     $21.850       $23.082          5.64%            5,989,256
 Aetna Vest II .......................      14.691        15.519          5.64%              975,075
 Aetna Vest Plus .....................      11.764        12.427          5.64%            2,046,769
 Aetna Vest Estate Protector .........      10.452        11.054          5.76%              214,179
 Corporate Specialty Market ..........      11.354        11.995          5.64%            9,631,317
Aetna Variable Encore Fund:
 Aetna Vest ..........................     $16.577       $17.118          3.27%            2,564,616
 Aetna Vest II .......................      12.117        12.513          3.27%              158,376
 Aetna Vest Plus .....................      11.388        11.760          3.27%            5,977,410
 Aetna Vest Estate Protector .........      10.333        10.683          3.38%              169,449
 Corporate Specialty Market ..........      10.895        11.251          3.27%            6,183,654
Aetna Investment Advisers Fund, Inc.:
 Aetna Vest ..........................     $17.547       $20.914         19.19%            2,262,647
 Aetna Vest II .......................      17.742        21.143         19.16%            4,931,529
 Aetna Vest Plus .....................      14.880        17.731         19.16%            7,889,770
 Aetna Vest Estate Protector .........      11.340        13.314         17.41%(1)           126,662
 Corporate Specialty Market ..........      12.954        15.436         19.16%            5,731,657
Aetna Ascent Variable Portfolio:
 Aetna Vest ..........................     $11.828       $14.221         20.23%              296,098
 Aetna Vest II .......................      11.828        14.212         20.16%              138,916
 Aetna Vest Plus .....................      11.828        14.212         20.16%            1,119,184
 Aetna Vest Estate Protector .........      11.886        14.245         19.85%(2)            43,508
Aetna Crossroads Variable Portfolio:
 Aetna Vest ..........................     $11.474       $13.446         17.19%               68,703
 Aetna Vest II .......................      11.544        13.438         16.41%(1)            29,300
 Aetna Vest Plus .....................      11.474        13.438         17.12%              361,206
 Aetna Vest Estate Protector .........      11.487        13.468         17.25%                2,138
Aetna Legacy Variable Portfolio:
 Aetna Vest II .......................     $11.263       $12.576         11.66%(2)            11,119
 Aetna Vest Plus .....................      11.118        12.576         13.11%              561,269
 Aetna Vest Estate Protector .........      11.344        12.604         11.11%(3)            31,337
Aetna Variable Index Plus Portfolio:
 Aetna Vest ..........................     $12.017       $12.762          6.20%(4)            94,956
 Aetna Vest II .......................      11.345        12.762         12.49%(4)            76,612
 Aetna Vest Plus .....................      11.172        12.762         14.23%(3)           409,202
 Aetna Vest Estate Protector .........      12.371        12.778          3.29%(5)            77,859
 Corporate Specialty Market ..........      12.785        12.762         (0.18%)(6)          216,575

Variable Life Account B

Condensed Financial Information--Nine Months Ended September 30, 1997 (unaudited & continued)

                                                                         Increase
                                               Value Per Unit           (Decrease)
                                                                        in Value of      Reserves
                                          Beginning       End of       Accumulation       at End
                                          of Period       Period           Unit          of Period
                                          ---------       ------       ------------      ---------
Alger American Small
 Capitalization Portfolio:
 Aetna Vest ..........................      $16.051       $18.926          17.92%       1,479,421
 Aetna Vest II .......................       16.052        18.928          17.92%         664,375
 Aetna Vest Plus .....................       16.043        18.918          17.92%      10,299,964
 Aetna Vest Estate Protector .........        9.982        11.783          18.05%         553,593
 Corporate Specialty Market ..........       13.201        15.566          17.92%       7,700,445
American Century VP Capital
 Appreciation Fund:
 Aetna Vest ..........................      $12.534       $13.826          10.31%         881,640
 Aetna Vest II .......................       12.590        13.888          10.31%         294,690
 Aetna Vest Plus .....................       12.419        13.698          10.31%       4,592,275
 Aetna Vest Estate Protector .........        9.511        10.503          10.43%         100,399
 Corporate Specialty Market ..........       11.358        12.528          10.31%       1,351,832
Fidelity Investments Variable
 Insurance Products Fund:
Equity-Income Portfolio:
 Aetna Vest ..........................      $10.871       $13.549          24.64%         169,511
 Aetna Vest II .......................       10.871        13.549          24.64%          67,118
 Aetna Vest Plus .....................       10.871        13.549          24.64%       4,134,876
 Aetna Vest Estate Protector .........       10.883        13.580          24.78%         585,334
 Corporate Specialty Market ..........       12.512        15.594          24.64%       8,189,278
Fidelity Investments Variable
 Insurance Products Fund:
Growth Portfolio:
 Corporate Specialty Market ..........      $11.255       $13.906          23.55%       5,033,748
Overseas Portfolio:
 Corporate Specialty Market ..........      $11.241       $13.335          18.62%         953,003
Fidelity Investments Variable
 Insurance Products Fund II:
Asset Manager Portfolio:
 Corporate Specialty Market ..........      $12.022       $14.093          17.23%       2,107,161
Contrafund Portfolio:
 Aetna Vest ..........................      $11.525       $14.386          24.82%         481,708
 Aetna Vest II .......................       11.525        14.386          24.82%         106,699
 Aetna Vest Plus .....................       11.525        14.386          24.82%       3,455,189
 Aetna Vest Estate Protector .........       11.538        14.419          24.96%         520,560
 Corporate Specialty Market ..........       12.396        15.474          24.83%      13,069,943
Janus Aspen Series:
Aggressive Growth Portfolio:
 Aetna Vest ..........................      $16.153       $17.738           9.81%         905,943
 Aetna Vest II .......................       16.153        17.738           9.81%         531,805
 Aetna Vest Plus .....................       16.153        17.738           9.81%       5,523,172
 Aetna Vest Estate Protector .........        9.797        10.770           9.93%         627,618
 Corporate Specialty Market ..........       12.120        13.309           9.81%       2,515,370

Variable Life Account B

Condensed Financial Information--Nine Months Ended September 30, 1997 (unaudited & continued):

                                                                           Increase
                                               Value Per Unit             (Decrease)
                                                                          in Value of        Reserves
                                          Beginning       End of         Accumulation         at End
                                          of Period       Period             Unit            of Period
                                          ---------       ------         ------------        ---------
Balanced Portfolio:
 Aetna Vest ..........................     $13.966       $16.550            18.50%          126,696
 Aetna Vest II .......................      14.075        16.679            18.50%          166,787
 Aetna Vest Plus .....................      13.960        16.542            18.50%        3,046,452
 Aetna Vest Estate Protector .........      11.101        13.169            18.63%          110,546
 Corporate Specialty Market ..........      12.242        14.507            18.50%        2,984,311
Growth Portfolio:
 Aetna Vest ..........................     $14.898       $18.346            23.14%          684,594
 Aetna Vest II .......................      14.884        18.326            23.14%        1,143,611
 Aetna Vest Plus .....................      14.863        18.303            23.14%        6,587,329
 Aetna Vest Estate Protector .........      10.857        13.385            23.28%          492,886
 Corporate Specialty Market ..........      12.232        15.063            23.14%        1,316,737
Short-Term Bond Portfolio:
 Aetna Vest ..........................     $11.289       $11.772             4.27%            7,426
 Aetna Vest II .......................      11.277        11.759             4.27%            1,534
 Aetna Vest Plus .....................      11.247        11.727             4.27%          529,601
 Aetna Vest Estate Protector .........      10.389        10.818             4.13%(1)         9,958
 Corporate Specialty Market ..........      10.468        10.916             4.27%          988,724
Worldwide Growth Portfolio:
 Aetna Vest ..........................     $16.364       $20.576            25.74%        2,234,729
 Aetna Vest II .......................      16.368        20.582            25.74%        1,184,713
 Aetna Vest Plus .....................      16.348        20.556            25.74%       10,139,649
 Aetna Vest Estate Protector .........      11.811        14.868            25.88%          648,134
 Corporate Specialty Market ..........      13.459        16.924            25.74%        7,111,884
Scudder Variable Life Investment
 Fund--International Portfolio:
 Aetna Vest ..........................     $14.543       $16.692            14.78%        2,307,215
 Aetna Vest II .......................      14.453        16.589            14.78%          746,333
 Aetna Vest Plus .....................      14.373        16.496            14.78%        6,951,136
 Aetna Vest Estate Protector .........      10.898        12.522            14.90%          201,188
 Corporate Specialty Market ..........      12.043        13.823            14.78%        3,914,970

Notes to Condensed Financial Information:

   (1)--Reflects less than a full year of performance activity. Funds were first received in this option during January 1997.
   (2)--Reflects less than a full year of performance activity. Funds were first received in this option during February 1997.
   (3)--Reflects less than a full year of performance activity. Funds were first received in this option during May 1997.
   (4)--Reflects less than a full year of performance activity. Funds were first received in this option during June 1997.
   (5)--Reflects less than a full year of performance activity. Funds were first received in this option during July 1997.
   (6)--Reflects less than a full year of performance activity. Funds were first received in this option during August 1997.

Variable Life Account B

Notes to Financial Statements--September 30, 1997 (Unaudited):


1. Summary of Significant Accounting Policies

   Variable Life Account B ("Account") is a separate account established by Aetna Life Insurance and Annuity Company and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable life insurance product contracts as defined under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a. Valuation of Investments

   Investments in the following Funds are stated at the closing net asset value per share as determined by each fund on September 30, 1997:

   Aetna Variable Fund                                     Janus Aspen Series:
   Aetna Income Shares                                     [bullet] Aggressive Growth Portfolio
   Aetna Variable Encore Fund                              [bullet] Balanced Portfolio
   Aetna Investment Advisers Fund, Inc.                    [bullet] Growth Portfolio
   Aetna Ascent Variable Portfolio                         [bullet] Short-Term Bond Portfolio
   Aetna Crossroads Variable Portfolio                     [bullet] Worldwide Growth Portfolio
   Aetna Legacy Variable Portfolio                         Scudder Variable Life Investment Fund--
   Aetna Variable Index Plus Portfolio                       International Portfolio
   Alger American Small Capitalization Portfolio
   American Century VP Capital Appreciation Fund
   Fidelity Investments Variable Insurance Products Fund:
   [bullet] Equity-Income Portfolio
   [bullet] Growth Portfolio
   [bullet] Overseas Portfolio
   Fidelity Investments Variable Insurance Products Fund II:
   [bullet] Asset Manager Portfolio
   [bullet] Contrafund Portfolio

   b. Other

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the policies and are paid to the Company.

Variable Life Account B

Notes to Financial Statements--September 30, 1997 (unaudited & continued):


3. Dividend Income

   On an annual basis the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions paid to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) on investments in the Statements of Operations and Changes in Net Assets.


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the nine month periods ended September 30, 1997 and September 30, 1996 aggregated $190,520,232 and $139,757,147 and
   $80,774,933 and $20,651,970, respectively.

Variable Life Account B

Notes to Financial Statements--September 30, 1997 (unaudited & continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets--Nine Months Ended September 30, 1997

                                                           Valuation        Proceeds        Cost of           Net
                                                            Period            from         Invesments      Realized
                                           Dividends      Deductions          Sales          Sold         Gain (Loss)
                                           ---------      ----------          -----          ----         -----------
Aetna Variable Fund:
 PolicyHolders' account values .........  $ 4,806,166    $   (759,765)   $  7,628,880    $  5,575,341    $ 2,053,539
Aetna Income Shares:
 PolicyHolders' account values .........      371,054         (97,068)      1,779,972       1,823,228        (43,256)
Aetna Variable Encore Fund:
 PolicyHolders' account values .........      372,968        (100,707)     43,104,359      42,850,706        253,653
Aetna Investment Advisers Fund, Inc.:
 PolicyHolders' account values .........    1,720,435        (127,224)      1,636,280       1,316,961        319,319
Aetna Ascent Variable Portfolio:
 PolicyHolders' account values .........       13,550          (7,125)        779,440         770,289          9,151
Aetna Crossroads Variable Portfolio:
 PolicyHolders' account values .........        4,060          (1,903)        181,294         178,792          2,502
Aetna Legacy Variable Portfolio:
 PolicyHolders' account values .........        7,636          (2,023)        216,181         198,502         17,679
Aetna Variable Index Plus Portfolio:
 PolicyHolders' account values .........            0          (1,350)          2,893           2,642            251
Alger American Small Capitalization
 Portfolio:
 PolicyHolders' account values .........      576,583         (97,515)     27,120,190      25,868,551      1,251,639
American Century VP Capital
 Appreciation Fund:
 PolicyHolders' account values .........      132,455         (45,867)      3,235,827       3,442,376       (206,549)
Fidelity Investments Variable Insurance
 Products Fund:
Equity-Income Portfolio:
 PolicyHolders' account values .........    1,485,715        (123,125)     11,734,663       9,571,434      2,163,229
Growth Portfolio:
 PolicyHolders' account values .........      192,233         (39,162)      6,082,672       5,284,973        797,699
Overseas Portfolio:
 PolicyHolders' account values .........       46,706          (4,712)         46,070          41,030          5,040
Fidelity Investments Variable Insurance
 Products Fund II:
Asset Manager Portfolio:
 PolicyHolders' account values .........      175,953         (12,238)         96,650          91,251          5,399
Contrafund Portfolio:
 PolicyHolders' account values .........      235,708         (63,309)      4,141,445       3,321,787        819,658
Janus Aspen Series:
Aggressive Growth Portfolio:
 PolicyHolders' account values .........            0         (67,528)     15,604,169      15,153,080        451,089
Balanced Portfolio:
 PolicyHolders' account values .........      123,266         (34,252)        982,085         824,394        157,691
Growth Portfolio:
 PolicyHolders' account values .........      277,232         (61,963)      3,109,251       2,424,122        685,129
Short-Term Bond Portfolio:
 PolicyHolders' account values .........      101,542         (28,323)      3,489,096       3,386,095        103,001
Worldwide Growth Portfolio:
 PolicyHolders' account values .........      274,427        (109,951)      5,994,187       4,447,419      1,546,768
Scudder Variable Life Investment Fund--
 International Portfolio:
PolicyHolders' account values ..........      264,245         (87,149)      2,791,543       2,136,253        655,290
                                          -----------    ------------    ------------    ------------    -----------
Total Variable Life Account B ..........  $11,181,934    $ (1,872,259)   $139,757,147    $128,709,226    $11,047,921
                                          ===========    ============    ============    ============    ===========

                                  Net Increase
         Net Unrealized                  Net          (Decrease) In
           Gain (Loss)                Change in        Net Assets                  Net Assets
   Beginning            End           Unrealized        from Unit        Beginning           End
   of Period         of Period       Gain (Loss)      Transactions       of Period        of Period
   ---------         ---------       -----------      ------------       ---------        ---------
  $ 7,294,643      $31,518,299       $24,223,656      $  7,831,916    $ 92,871,626      $131,027,138
     (190,180)         350,595           540,775         4,905,304      13,179,787        18,856,596
      106,394           51,381           (55,013)        5,490,419       9,092,185        15,053,505
    1,383,931        2,748,202         1,364,271         1,873,923      15,791,541        20,942,265
       15,645          220,169           204,524           832,228         545,378         1,597,706
         (191)          48,987            49,178           283,818         123,692           461,347
           20           28,909            28,889           537,581          13,963           603,725
            0           22,952            22,952           853,351               0           875,204
      172,057          799,979           627,922         5,253,086      13,086,083        20,697,798
     (146,911)         619,963           766,874            91,398       6,482,525         7,220,836
    1,096,283        1,561,726           465,443        (4,155,358)     13,310,213        13,146,117
      294,867          568,043           273,176        (1,242,727)      5,052,529         5,033,748
       37,941          104,008            66,067           307,575         532,327           953,003
      134,978          252,377           117,399           410,462       1,410,186         2,107,161
      730,883        1,835,606         1,104,723         8,625,629       6,911,690        17,634,099
      249,074          976,934           727,860          (670,440)      9,662,927        10,103,908
      243,163          851,665           608,502         2,005,240       3,574,345         6,434,792
      566,478        1,545,448           978,970         1,171,142       7,174,647        10,225,157
       26,773           22,780            (3,993)       (2,462,833)      3,827,848         1,537,242
      872,277        2,871,957         1,999,680         7,693,049       9,915,136        21,319,109
    1,244,544        2,099,099           854,555         1,818,647      10,615,255        14,120,843
  -----------      -----------       -----------      ------------    ------------      ------------
  $14,132,669      $49,099,079       $34,966,410      $ 41,453,410    $223,173,883      $319,951,299
  ===========      ===========       ===========      ============    ============      ============

       AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
    (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                              FINANCIAL STATEMENTS


              Index to Consolidated Financial Statements

                                                                                              Page
Consolidated Statements of Income for the three and nine months ended September 30, 1997
   and 1996 (unaudited) ..................................................................    F-2
Consolidated Balance Sheets as of September 30, 1997 (unaudited) and December 31, 1996 ...    F-3
Consolidated Statements of Changes in Shareholder's Equity for the nine months ended
   September 30, 1997 and 1996 (unaudited) ...............................................    F-4
Consolidated Statements of Cash Flows for the nine months ended September 30, 1997 and
  1996 (unaudited) .......................................................................    F-5
Condensed Notes to Consolidated Financial Statements as of September 30, 1997 (unaudited)     F-7

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                        Consolidated Statements of Income
                                   (millions)


                                                        3 Months Ended         9 Months Ended
                                                         September 30,          September 30,
                                                         -------------          -------------
                                                          (unaudited)            (unaudited)
                                                       1997       1996        1997        1996
                                                       ----       ----        ----        ----
Revenue:
 Premiums                                             $ 68.2     $ 35.5     $  200.1    $   99.9
 Charges assessed against policyholders                127.7       99.1        350.2       289.3
 Net investment income                                 269.5      259.7        804.9       771.8
 Net realized capital gains                              8.8        0.1         17.9        17.2
 Other income                                            9.6        9.4         28.8        34.6
                                                      ------     ------     --------    --------
  Total revenue                                        483.8      403.8      1,401.9     1,212.8
Benefits and expenses:
 Current and future benefits                           286.5      245.6        853.4       719.1
 Operating expenses                                     84.5       84.6        247.3       261.3
 Amortization of deferred policy acquisition costs      40.1       17.9         92.4        46.6
 Severance and facilities charges                         --       47.3           --        61.3
                                                      ------     ------     --------    --------
  Total benefits and expenses                          411.1      395.4      1,193.1     1,088.3
Income before income taxes                              72.7        8.4        208.8       124.5
Income taxes                                            21.3        1.4         63.9        34.3
                                                      ------     ------     --------    --------
Net income                                            $ 51.4     $  7.0     $  144.9    $   90.2
                                                      ======     ======     ========    ========

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                           Consolidated Balance Sheets
                          (millions, except share data)


                                                                     September 30,     December 31,
                                                                          1997             1996
                                                                     -------------     ------------
Assets                                                                (unaudited)
------                                                                -----------
Investments:
 Debt securities available for sale, at fair value
  (amortized cost:$12,736.4 and $12,539.1)                            $  13,257.1      $  12,905.5
 Equity securities, available for sale:
  Nonredeemable preferred stock (cost: $143.4 and $107.6)                   166.5            119.0
  Investment in affiliated mutual funds (cost: $42.0 and $77.3)              55.1             81.1
  Common stock                                                                 .8               .3
 Short-term investments                                                     111.8             34.8
 Mortgage loans                                                              12.9             13.0
 Policy loans                                                               453.7            399.3
                                                                      -----------      -----------
   Total investments                                                     14,057.9         13,553.0
 Cash and cash equivalents                                                  614.2            459.1
 Accrued investment income                                                  183.0            159.0
 Premiums due and other receivables                                          37.3             26.6
 Deferred policy acquisition costs                                        1,620.6          1,515.3
 Reinsurance loan to affiliate                                              474.4            628.3
 Other assets                                                                40.1             33.7
 Separate accounts assets                                                21,494.5         15,318.3
                                                                      -----------      -----------
   Total assets                                                       $  38,522.0      $  31,693.3
                                                                      ===========      ===========
Liabilities and Shareholder's Equity
------------------------------------
Liabilities:
 Future policy benefits                                               $   3,757.8      $   3,617.0
 Unpaid claims and claim expenses                                            28.0             28.9
 Policyholders' funds left with the Company                              11,074.5         10,663.7
                                                                      -----------      -----------
  Total insurance reserve liabilities                                    14,860.3         14,309.6
 Other liabilities                                                          295.2            354.7
 Income taxes:
  Current                                                                    37.1             20.7
  Deferred                                                                   74.8             80.5
 Separate accounts liabilities                                           21,468.6         15,318.3
                                                                      -----------      -----------
   Total liabilities                                                     36,736.0         30,083.8
                                                                      ===========      ===========
Shareholder's equity:
 Common stock, par value $50 (100,000 shares authorized; 55,000
  shares issued and outstanding)                                              2.8              2.8
 Paid-in capital                                                            418.0            418.0
 Net unrealized capital gains                                                96.7             60.5
 Retained earnings                                                        1,268.5          1,128.2
                                                                      -----------      -----------
   Total shareholder's equity                                             1,786.0          1,609.5
                                                                      -----------      -----------
   Total liabilities and shareholder's equity                         $  38,522.0      $  31,693.3
                                                                      ===========      ===========

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)



                                                    9 Months Ended September 30,
                                                    -----------------------------
                                                             (unaudited)
                                                         1997            1996
                                                         ----            ----
Shareholder's equity, beginning of year              $  1,609.5      $  1,583.0
Net change in unrealized capital gains (losses)            36.2        (   93.4)
Net income                                                144.9            90.2
Common stock dividends                                 (    8.3)       (    1.5)
Other changes                                               3.7              --
                                                     ----------      ----------
Shareholder's equity, end of period                  $  1,786.0      $  1,578.3
                                                     ==========      ==========

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                      Consolidated Statements of Cash Flows
                                   (millions)

                                                                  9 Months Ended September 30,
                                                                  ----------------------------
                                                                           (unaudited)
                                                                       1997            1996
                                                                       ----            ----
Cash Flows from Operating Activities:
Net income                                                          $   144.9       $    90.2
Adjustments to reconcile net income to net cash provided by
 (used for) operating activities:
Increase in accrued investment income                                   (24.0)          (13.0)
Increase in premiums due and other receivables                           (8.8)           (2.3)
Increase in policy loans                                                (54.4)          (29.5)
Increase in deferred policy acquisition costs                          (105.3)         (127.2)
Decrease in reinsurance loan to affiliate                               153.9            22.1
Net increase in universal life account balances                         224.1           172.5
Decrease in other insurance reserve liabilities                        (165.5)         (125.2)
Net (decrease) increase in other liabilities and other assets          (122.4)          126.8
Decrease in income taxes                                                 (3.9)          (23.5)
Net accretion of discount on investments                                (51.9)          (51.1)
Net realized capital gains                                              (17.9)          (17.2)
                                                                    ---------       ---------
 Net cash (used for) provided by operating activities                   (31.2)           22.6
                                                                    ---------       ---------
Cash Flows from Investing Activities:
Proceeds from sales of:
 Debt securities available for sale                                   3,828.5         3,830.6
 Equity securities                                                       61.3           114.5
 Mortgage loans                                                           0.1             8.6
Investment maturities and collections of:
 Debt securities available for sale                                     966.8           681.8
 Short-term investments                                                  43.2            21.5
Cost of investment purchases in:
 Debt securities available for sale                                  (4,811.0)       (4,996.5)
 Equity securities                                                      (53.6)          (63.7)
 Short-term investments                                                (120.1)          (35.5)
Other, net                                                                 --            (9.1)
                                                                    ---------       ---------
 Net cash used for investing activities                                 (84.8)         (447.8)
                                                                    ---------       ---------


See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                Consolidated Statements of Cash Flows (Continued)
                                   (millions)

                                                             9 Months Ended September 30,
                                                             -----------------------------
                                                                   (unaudited)
                                                                1997          1996
                                                                ----          ----
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts      $1,230.2      $1,140.6
 Withdrawals of investment contracts                            (925.8)       (860.7)
 Dividends paid to shareholder                                    (8.3)         (1.5)
 Capital contribution to Separate Account                        (25.0)           --
                                                              --------      --------
  Net cash provided by financing activities                      271.1         278.4
                                                              --------      --------
Net increase (decrease) in cash and cash equivalents             155.1        (146.8)
Cash and cash equivalents, beginning of period                   459.1         568.8
                                                              --------      --------
Cash and cash equivalents, end of period                      $  614.2      $  422.0
                                                              --------      --------
Supplemental cash flow information:
 Income taxes paid, net                                       $   68.7      $   61.4
                                                              ========      ========

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
              Condensed Notes to Consolidated Financial Statements
                                  (unaudited)

1. Basis of Presentation

   The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries, Aetna Insurance Company of America and Aetna Private Capital, Inc. (collectively, the "Company"). Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

   These consolidated financial statements have been prepared in accordance with generally accepted accounting principles and are unaudited. Certain reclassifications have been made to 1996 financial information to conform to the 1997 presentation. These interim statements necessarily rely heavily on estimates, including assumptions as to annualized tax rates. In the opinion of management, all adjustments necessary for a fair statement of results for the interim periods have been made. All such adjustments are of a normal, recurring nature. The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes as presented in the Company's 1996 Annual Report on Form 10-K. Certain financial information that is normally included in annual financial statements prepared in accordance with generally accepted accounting principles, but that is not required for interim reporting purposes, has been condensed or omitted.

2. Future Application of Accounting Standards

   Financial Accounting Standard ("FAS") No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities.

   FAS No. 125 is effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending are not effective until January 1, 1998. Provisions effective in 1997 did not have a material effect on the Company's financial position or results of operations. The Company does not expect adoption of this statement for provisions effective in 1998 to have a material effect on its financial position or results of operations.

   FAS No. 130, Reporting Comprehensive Income, was issued in June 1997 and establishes standards for the reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income encompasses all changes in shareholder's equity (except those arising from transactions with owners) and includes net income, net unrealized capital gains or losses on available for sale securities. As this new standard only requires additional information in a financial statement, it will not affect the Company's financial position or results of operations. FAS No. 130 is effective for fiscal years beginning after December 15, 1997, with earlier application permitted. The Company is currently evaluating the presentation alternatives permitted by the statement.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
        Condensed Notes to Consolidated Financial Statements (Continued)
                                  (unaudited)

2. Future Application of Accounting Standards (Continued)

   FAS No. 131, Disclosures about Segments of an Enterprise and Related Information, was issued in June 1997 and establishes standards for the reporting of information relating to operating segments in annual financial statements, as well as disclosure of selected information in interim financial reports. This statement supersedes FAS No. 14, Financial Reporting for Segments of a Business Enterprise, which requires reporting segment information by industry and geographic area (industry approach). Under FAS No. 131, operating segments are defined as components of a company for which separate financial information is available and is used by management to allocate resources and assess performance (management approach). This statement is effective for year-end 1998 financial statements. Interim financial information will be required beginning in 1999 (with comparative 1998 information). The Company does not anticipate that this standard will significantly impact the composition of its current operating segments, which are consistent with the management approach.

3. Financial Instruments

   The Company engages in hedging activities to manage interest rate and price risks. Such hedging activities have principally consisted of using off-balance sheet instruments such as futures and forward contracts and interest rate swap agreements. There were no such contracts or agreements open as of September 30, 1997.

4. Severance and Facilities Charges

   In the second quarter of 1996, the Company was allocated severance and facilities reserves from Aetna to reflect actions taken or to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations.

   In the third quarter of 1996, the Company established severance and facilities reserves in the Financial Services and Individual Life Insurance segments to reflect actions taken or to be taken in order to make its businesses more competitive.

   Activity for the nine months ended September 30, 1997 within the severance and facilities reserves (pretax, in millions) and positions eliminated related to such actions were as follows:


                                                 Reserve      Positions
                                                 -------      ---------
     Balance at December 31, 1996 ..........    $   47.9         524
     Actions taken (1) .....................      ( 19.5)       (129)
                                                --------        ----
     Balance at September 30, 1997 .........    $   28.4         395
                                                ========        ====

   (1) Includes $9.9 million of severance-related actions and $7.0 million of corporate allocation-related actions. The Company's severance actions are expected to be substantially completed by March 31, 1998. The corporate allocation actions and vacating of certain leased office space are expected to be substantially completed in 1997.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
        Condensed Notes to Consolidated Financial Statements (Continued)
                                  (unaudited)

5. Related Party Transactions

   Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement has been amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance to a coinsurance arrangement. As a result of this change, reserves will be ceded to the Company from Aetna Life as investment rollover occurs and the loan previously established will be reduced.

6. Litigation

   The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

7. Dividends

   On June 27, 1997 and August 15, 1997, the Company paid a $5.3 million and $3.0 million, respectively, dividend to HOLDCO. The additional amount of dividends that may be paid by the Company to HOLDCO in 1997 without prior approval by the Insurance Commissioner of the State of Connecticut is $62.8 million.

                                     PART II

                     INFORMATION NOT REQUIRED IN PROSPECTUS

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF
                       THE INVESTMENT COMPANY ACT OF 1940

Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the policies covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 9 TO
                           THE REGISTRATION STATEMENT

This Post-Effective Amendment No. 9 to Registration Statement No. 33-76018 is comprised of the following papers and documents:

[bullet] The facing sheet.
[bullet] One Prospectus Supplement dated February 25, 1998 consisting of
         25 pages for the AetnaVest Plus Variable Life Insurance Policy

[bullet] The undertaking to file reports
[bullet] The undertaking pursuant to Rule 484
[bullet] Representation pursuant to Section 26(e)(2)(A) of the Investment
         Company Act of 1940
[bullet] The signatures
[bullet] Written consents of the following persons:
          A. Consent of Counsel (included as part of Exhibit No. 2 below)
          B. Actuarial Consent (included as part of Exhibit No. 6 below)
          C. Consent of Independent Auditors (included as Exhibit No. 7 below)

      The following Exhibits:

          1. Exhibits required by paragraph A of instructions to exhibits for Form N-8B-2:
             (1)        Resolution establishing Variable Life Account B(1)
             (2)        Not applicable
             (3)(i)     Master General Agent Agreement(1)
             (3)(ii)    Life Insurance General Agent Agreement(1)
             (3)(iii)   Broker Agreement(1)
             (3)(iv)    Life Insurance Broker-Dealer Agreement(1)
             (4)        Not applicable
             (5)(i)     AetnaVest Plus Policy (38899-93)(2)
             (5)(ii) Disability Benefit Rider (70174-93) to AetnaVest Plus Policy 38899-93(2)
             (5)(iii) Unisex Amendment rider (70211-95US) for use with AetnaVest Plus Policy 38899-93(2)
             (6)(i) Certificate of Incorporation of Aetna Life Insurance and Annuity Company, Depositor(3)
             (6)(ii) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(4)
             (6)(iii) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(5)
             (7)        Not applicable
             (8)(i) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(4)
             (8)(ii) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(6)
             (8)(iii) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
                        1997(7)

             (8)(iv)    Fund Participation Agreement between Aetna Life
                        Insurance and Annuity Company, Variable Insurance
                        Products Fund II and Fidelity Distributors Corporation
                        dated February 1, 1994 and amended on December 15, 1994,
                        February 1, 1995, May 1, 1995, January 1, 1996 and March
                        1,1996(4)
             (8)(v)     Fifth Amendment, dated as of May 1, 1997 to the Fund
                        Participation Agreement between Aetna Life Insurance and
                        Annuity Company, Variable Insurance Products Fund II and
                        Fidelity Distributors Corporation dated February 1, 1994
                        and amended on December 15, 1994, February 1, 1995, May
                        1, 1995, January 1, 1996, and March 1, 1996(6)
             (8)(vi)    Sixth Amendment dated January 20, 1998 to the Fund
                        Participation Agreement between Aetna Life Insurance and
                        Annuity Company, Variable Insurance Products Fund II and
                        Fidelity Distributors Corporation dated February 1, 1994
                        and amended on December 15, 1994, February 1, 1995, May
                        1, 1995, January 1, 1996, March 1, 1996 and May 1,
                        1997(8)
             (8)(vii)   Service Agreement between Aetna Life Insurance and
                        Annuity Company and Fidelity Investments Institutional
                        Operations Company dated as of November 1, 1995(9)
             (8)(viii)  Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and
                        Fidelity Investments Institutional Operations Company
                        dated as of November 1, 1995(6)
             (8)(ix)    Fund Participation Agreement among Janus Aspen Series
                        and Aetna Life Insurance and Annuity Company and Janus
                        Capital Corporation dated December 8, 1997(10)
             (8)(x)     Service Agreement between Janus Capital Corporation and
                        Aetna Life Insurance and Annuity Company dated December
                        8, 1997(10)
             (8)(xi)    Fund Participation Agreement between Aetna Life
                        Insurance and Annuity Company and Oppenheimer Variable
                        Annuity Account Funds and Oppenheimer Funds, Inc.(11)
             (8)(xii)   Service Agreement between Oppenheimer Funds, Inc. and
                        Aetna Life Insurance and Annuity Company(11)
             (9)        Not applicable
             (10(i)     Application 70059-96(12)
             (10)(ii)   Application (70059-96ZNY)(12)
             (10)(iii)  Application Supplement (70268-97 (3/98))(12)

         2.       Opinion and Consent of Counsel
         3.       Not Applicable
         4.       Not Applicable
         5.       Not Applicable
         6.       Actuarial Opinion and Consent
         7.       Consent of Independent Auditors
         8.       Copy of Power of Attorney(13)

1. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 33-76004), as filed electronically on February 16, 1996 (Accession No. 0000912057-96-0027723).
2. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-76018), as filed electronically on April 22, 1997 (Accession No. 0000950146-97-000628).

3. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-97-000534).
4. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).
5. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).
6. Incorporated by Reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).
7. Incorporated by Reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No. 0000959146-98-000179).
8. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed electronically on February 24, 1998 (Accession No. 0000950146-98-000267).
9. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).
10. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on December 31, 1997 (Accession No. 0000950146-97-001982).
11. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 16, 1997 (Accession No. 0000950146-97-000617).
12. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6 (File No. 33-64277), as filed electronically on February 25, 1998 (Accession No. 0000950146-98-000271).
13. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-27337), as filed electronically on December 9, 1997 (Accession No. 0000950146-97-001872). In addition, a certified copy of the resolution adopted by the Depositor's Board of Directors authorizing filings pursuant to a power of attorney as required by Rule 478 under the Securities Act of 1933 is incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Variable Life Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form S-6 (File No. 33-76018) and has duly caused this Post-Effective Amendment No. 9 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and the seal of the Depositor to be hereunto affixed and attested, all in the City of Hartford, and State of Connecticut, on this 25 day of February, 1998.

                                                     VARIABLE LIFE ACCOUNT B OF
                                                     AETNA LIFE INSURANCE AND
                                                     ANNUITY COMPANY
                                                        (Registrant)

(SEAL)

ATTEST:  /s/ Karen A. Peddle
         -------------------------------------
         Karen A. Peddle
         Assistant Corporate Secretary


                                                By:  AETNA LIFE INSURANCE AND
                                                     ANNUITY COMPANY
                                                       (Depositor)

                                                By:  Thomas J. McInerney*
                                                     ---------------------------
                                                     Thomas J. McInerney
                                                     Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

Signature                   Title                                 Date
---------                   -----                                 ----

Thomas J. McInerney*        Director and President          )
----------------------                                      )
Thomas J. McInerney         (Principal Executive Officer)   )
                                                            )   February
J. Scott Fox*               Director                        )   25, 1998
----------------------                                      )
J. Scott Fox                                                )

Timothy A. Holt*            Director                        )
----------------------                                      )
Timothy A. Holt                                             )
                                                            )
John Y. Kim*                Director                        )
----------------------                                      )
John Y. Kim                                                 )
                                                            )
Shaun P. Mathews*           Director                        )
----------------------                                      )
Shaun P. Mathews                                            )
                                                            )
Thomas P. Waldron*          Director                        )
----------------------                                      )
Thomas P. Waldron                                           )
                                                            )
Deborah Koltenuk*           Vice President and Treasurer,   )
----------------------      Corporate Controller            )
Deborah Koltenuk                                            )



By:  /s/ Mary Katherine Johnson
     ---------------------------------------------------------------
     Mary Katherine Johnson
     *Attorney-in-Fact

                             VARIABLE LIFE ACCOUNT B
                                  EXHIBIT INDEX


Exhibit No.   Exhibit                                                    Page
-----------   -------                                                    ----

99-1.1        Resolution establishing Variable Life Account B              *

99-1.3(i)     Master General Agent Agreement                               *

99-1.3(ii)    Life Insurance General Agent Agreement                       *

99-1.3(iii)   Broker Agreement                                             *

99-1.3(iv)    Life Insurance Broker-Dealer Agreement                       *

99-1.5(i)     AetnaVest Plus Policy (38899-93)                             *

99-1.5(ii)    Term Rider to AetnaVest Plus Policy 38899-93                 *

99-1.5(iii)   Unisex Amendment Rider (70211-95US) for use with             *
              AetnaVest Plus Policy 38899-93

99-1.6(i)     Certificate of Incorporation of Aetna Life Insurance and     *
              Annuity Company, Depositor

99-1.6(ii)    Amendment of Certificate of Incorporation of Aetna Life      *
              Insurance and Annuity Company

99-1.6(iii)   By-Laws as amended September 17, 1997 of Aetna Life          *
              Insurance and Annuity Company

99-1.8(i)     Fund Participation Agreement between Aetna Life              *
              Insurance and Annuity Company, Variable Insurance
              Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994,
              February 1, 1995, May 1, 1995, January 1, 1996 and March
              1, 1996

*Incorporated by reference

Exhibit No.   Exhibit                                                    Page
-----------   -------                                                    ----

99-1.8(ii)    Fifth Amendment dated as of May 1, 1997 to the Fund          *
              Participation Agreement between Aetna Life Insurance and
              Annuity Company, Variable Insurance Products Fund and
              Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
              1, 1995, January 1, 1996 and March 1, 1996

99-1.8(iii)   Sixth Amendment dated November 6, 1997 to the Fund           *
              Participation Agreement between Aetna Life Insurance and
              Annuity Company, Variable Insurance Products Fund and
              Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
              1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997

99-1.8(iv)    Fund Participation Agreement between Aetna Life              *
              Insurance and Annuity Company, Variable Insurance
              Products Fund II and Fidelity Distributors Corporation
              dated February 1, 1994 and amended on December 15, 1994,
              February 1, 1995, May 1, 1995, January 1, 1996 and March
              1,1996

99-1.8(v)     Fifth Amendment, dated as of May 1, 1997 to the Fund         *
              Participation Agreement between Aetna Life Insurance and
              Annuity Company, Variable Insurance Products Fund II and
              Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
              1, 1995, January 1, 1996, and March 1, 1996

99-1.8(vi)    Sixth Amendment dated January 20, 1998 to the Fund           *
              Participation Agreement between Aetna Life Insurance and
              Annuity Company, Variable Insurance Products Fund II and
              Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
              1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997

99-1.8(vii)   Service Agreement between Aetna Life Insurance and           *
              Annuity Company and Fidelity Investments Institutional
              Operations Company dated as of November 1, 1995

*Incorporated by reference

Exhibit No.         Exhibit                                               Page
-----------         -------                                               ----

99-1.8(viii)  Amendment dated January 1, 1997 to Service Agreement         *
              between Aetna Life Insurance and Annuity Company and
              Fidelity Investments Institutional Operations Company dated as of November 1, 1995

99-1.8(ix)    Fund Participation Agreement among Janus Aspen Series        *
              and Aetna Life Insurance and Annuity Company and Janus
              Capital Corporation dated December 8, 1997

99-1.8(x)     Service Agreement between Janus Capital Corporation and      *
              Aetna Life Insurance and Annuity Company dated December
              8, 1997

99-1.8(xi)    Fund Participation Agreement between Aetna Life
              Insurance and Annuity Company and Oppenheimer Variable
              Annuity Account Funds and Oppenheimer Funds, Inc.            *

99-1.8(xii)   Service Agreement between Oppenheimer Funds, Inc. and
              Aetna Life Insurance and Annuity Company(11)                 *

99-1.10(i)    Application (70059-96)                                       *

99-1.10(ii)   Application (70059-96ZNY)                                    *

99-1.10(iii)  Application Supplement (70268-97 (3/98))                     *

99-2          Opinion and Consent of Counsel                              ----

99-6          Actuarial Opinion and Consent                               ----

99-7          Consent of Independent Auditors                             ----

99-8          Copy of Power of Attorney                                    *

*Incorporated by reference